Related Party Transactions	12 Months Ended
Dec. 31, 2015
Notes
Related Party Transactions

Note 6:  Related Party Transactions

In the normal course of business, there are various transactions between the Company and other related entities.  In certain circumstances, expenses such as those related to sales and marketing, administrative, operations, other support and infrastructure costs are shared between the companies.  Expenses incurred that are specifically identifiable with a particular company are borne by that company; other expenses are allocated among the companies on the basis of time and usage studies.  Amounts due from transactions with affiliates are generally settled monthly.  The Company reimbursed CMFG Life $8,447, $5,641 and $2,492 for these expenses in 2015, 2014 and 2013, respectively; which are included in operating and other expenses.

Amounts receivable/payable from/to affiliates are shown in the following table:

	2015	2014

Receivable from:
CMFG Life	$ 4,518	$ 2,765

Total	$ 4,518	$ 2,765

Payable to:
CUNA Brokerage Services, Inc.	$ 2,478	$ 1,290
MEMBERS Capital Advisors, Inc.	2	2

Total	$ 2,480	$ 1,292

Amounts receivable from CMFG Life at December 31, 2015 and 2014 are primarily for a policyholder’s purchase of an annuity when a CMFG Life policyholder has surrendered their policy for the purchase of a single premium deferred annuity and for the cession of death claims related to the Company’s single premium deferred annuity.

The Company hires MEMBERS Capital Advisors, Inc. (“MCA”) for investment advisory services.  MCA, which is 100% owned by CMIC, manages substantially all of the Company’s invested assets in accordance with policies, directives and guidelines established by the Company.  The Company recorded MCA investment management fees totaling $28, $34 and $113 for the years ended December 31, 2015, 2014 and 2013, respectively, which are included as a reduction to net investment income.

The Company utilizes CUNA Brokerage Services, Inc. (“CBSI”), which is 100% owned by CMIC, to distribute its single premium deferred annuity and recorded commission expense for this service of $23,072, $10,853 and $4,256 in 2015, 2014 and 2013, respectively, which is included in operating and other expenses. This expense is entirely offset by commission income the Company receives from CMFG Life as part of the 2013 reinsurance agreement.

See Note 7 regarding reinsurance and other agreements entered into by the Company and CMFG Life.